UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Tax Managed
Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

1.813028.103

ATMS-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Diversified Consumer Services - 1.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	6,300	$ 502,362
DeVry, Inc.	2,300	126,937
Stewart Enterprises, Inc. Class A	16,900	120,328
		749,627
Hotels, Restaurants & Leisure - 4.3%
Bally Technologies, Inc. (a)	5,200	247,728
Denny's Corp. (a)	37,500	127,125
McDonald's Corp.	21,800	1,167,390
Yum! Brands, Inc.	5,800	198,128
		1,740,371
Household Durables - 0.6%
Whirlpool Corp.	2,900	246,819
Internet & Catalog Retail - 1.1%
Orbitz Worldwide, Inc.	28,600	179,608
Priceline.com, Inc. (a)	2,400	260,448
		440,056
Media - 0.3%
The DIRECTV Group, Inc. (a)	5,100	115,158
Multiline Retail - 0.2%
JCPenney Co., Inc.	2,000	94,820
Specialty Retail - 0.9%
Advance Auto Parts, Inc.	3,500	124,880
Gamestop Corp. Class A (a)	2,500	129,325
TJX Companies, Inc.	3,600	113,616
		367,821
Textiles, Apparel & Luxury Goods - 5.0%
FGX International Ltd.	10,500	106,050
G-III Apparel Group Ltd. (a)	10,800	144,396
NIKE, Inc. Class B	14,100	870,816
Phillips-Van Heusen Corp.	3,200	134,848
Polo Ralph Lauren Corp. Class A	4,000	242,360
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	7,100	142,142
VF Corp.	1,900	147,003
Warnaco Group, Inc. (a)	3,100	111,259
Wolverine World Wide, Inc.	6,200	156,922
		2,055,796
TOTAL CONSUMER DISCRETIONARY		5,810,468
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 12.3%
Beverages - 1.9%
Coca-Cola Enterprises, Inc.	14,100	$ 325,287
Molson Coors Brewing Co. Class B	10,600	473,502
		798,789
Food & Staples Retailing - 3.9%
Kroger Co.	33,100	842,395
Nash-Finch Co.	3,400	121,312
Safeway, Inc.	8,500	263,415
SUPERVALU, Inc.	7,600	228,456
Susser Holdings Corp. (a)	5,700	134,520
		1,590,098
Food Products - 2.2%
Del Monte Foods Co.	24,100	216,177
Fresh Del Monte Produce, Inc.	4,900	156,996
Ralcorp Holdings, Inc. (a)	1,400	76,174
TreeHouse Foods, Inc. (a)	10,700	223,309
Tyson Foods, Inc. Class A	15,200	216,600
		889,256
Personal Products - 0.3%
Alberto-Culver Co.	4,500	120,555
Tobacco - 4.0%
Altria Group, Inc.	21,700	1,645,293
TOTAL CONSUMER STAPLES		5,043,991
ENERGY - 13.3%
Energy Equipment & Services - 4.0%
Global Industries Ltd. (a)	6,000	105,960
Helmerich & Payne, Inc.	3,500	137,270
Lufkin Industries, Inc.	1,900	100,453
National Oilwell Varco, Inc. (a)	6,100	367,403
Noble Corp.	2,400	105,048
Patterson-UTI Energy, Inc.	10,400	203,632
Rowan Companies, Inc.	2,700	91,908
Superior Energy Services, Inc. (a)	4,800	192,432
Transocean, Inc. (a)	2,800	343,280
		1,647,386
Oil, Gas & Consumable Fuels - 9.3%
Anadarko Petroleum Corp.	2,700	158,193
ConocoPhillips	19,984	1,605,115
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.	10,500	$ 953,715
Marathon Oil Corp.	6,400	299,840
Mariner Energy, Inc. (a)	8,300	207,998
Tesoro Corp.	3,400	132,770
Valero Energy Corp.	7,440	440,374
		3,798,005
TOTAL ENERGY		5,445,391
FINANCIALS - 11.6%
Capital Markets - 1.6%
GLG Partners, Inc. (a)	16,900	199,251
Greenhill & Co., Inc.	1,900	128,307
Janus Capital Group, Inc.	7,600	205,276
State Street Corp.	1,300	106,756
		639,590
Insurance - 9.3%
ACE Ltd.	3,500	204,190
Allianz AG sponsored ADR	8,200	146,288
Allied World Assurance Co. Holdings Ltd.	3,700	176,231
American Equity Investment Life Holding Co.	12,300	101,721
American International Group, Inc.	22,400	1,235,584
American Safety Insurance Group Ltd. (a)	6,700	127,300
Aspen Insurance Holdings Ltd.	3,800	107,236
Assurant, Inc.	3,300	214,137
Axis Capital Holdings Ltd.	5,300	212,212
Endurance Specialty Holdings Ltd.	3,000	121,560
Everest Re Group Ltd.	1,100	111,859
Hartford Financial Services Group, Inc.	2,500	201,925
Loews Corp.	4,400	205,436
PartnerRe Ltd.	1,600	126,848
Platinum Underwriters Holdings Ltd.	3,500	118,125
RenaissanceRe Holdings Ltd.	1,800	102,582
The Travelers Companies, Inc.	4,100	197,210
W.R. Berkley Corp.	4,100	124,066
		3,834,510
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.7%
Annaly Capital Management, Inc.	7,600	$ 149,872
MFA Mortgage Investments, Inc.	11,600	118,320
		268,192
TOTAL FINANCIALS		4,742,292
HEALTH CARE - 11.4%
Biotechnology - 0.5%
Biogen Idec, Inc. (a)	3,600	219,420
Health Care Equipment & Supplies - 2.7%
ArthroCare Corp. (a)	2,300	92,069
Baxter International, Inc.	8,900	540,586
Covidien Ltd.	5,250	234,308
Exactech, Inc. (a)	6,600	151,602
Mindray Medical International Ltd. sponsored ADR	2,700	92,070
		1,110,635
Health Care Providers & Services - 3.2%
Humana, Inc. (a)	7,000	562,100
McKesson Corp.	3,200	200,928
Medco Health Solutions, Inc. (a)	11,400	570,912
		1,333,940
Life Sciences Tools & Services - 1.3%
Charles River Laboratories International, Inc. (a)	3,600	223,560
Invitrogen Corp. (a)	1,300	111,371
Thermo Fisher Scientific, Inc. (a)	3,800	195,662
		530,593
Pharmaceuticals - 3.7%
Merck & Co., Inc.	29,700	1,374,516
Perrigo Co.	4,100	126,444
		1,500,960
TOTAL HEALTH CARE		4,695,548
INDUSTRIALS - 17.5%
Aerospace & Defense - 6.3%
Alliant Techsystems, Inc. (a)	1,000	105,850
Goodrich Corp.	1,900	118,845
L-3 Communications Holdings, Inc.	1,000	110,830
Lockheed Martin Corp.	5,100	550,392
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	5,300	$ 420,608
Precision Castparts Corp.	1,100	125,180
Raytheon Co.	9,600	625,344
The Boeing Co.	6,200	515,716
		2,572,765
Airlines - 0.7%
Continental Airlines, Inc. Class B (a)	6,300	171,423
Delta Air Lines, Inc. (a)	7,100	119,493
		290,916
Building Products - 0.3%
Goodman Global, Inc. (a)	5,400	135,594
Commercial Services & Supplies - 1.2%
CBIZ, Inc. (a)	12,700	119,507
R.R. Donnelley & Sons Co.	5,200	181,428
The Geo Group, Inc. (a)	8,400	200,928
		501,863
Construction & Engineering - 1.2%
Fluor Corp.	1,100	133,837
Foster Wheeler Ltd. (a)	3,600	246,492
KBR, Inc. (a)	2,800	88,452
		468,781
Electrical Equipment - 0.2%
Belden, Inc.	2,100	88,830
Industrial Conglomerates - 1.6%
McDermott International, Inc. (a)	5,200	245,336
Tyco International Ltd.	10,450	411,312
		656,648
Machinery - 5.6%
AGCO Corp. (a)	3,000	180,660
Columbus McKinnon Corp. (NY Shares) (a)	4,700	120,179
Crane Co.	3,400	138,958
Cummins, Inc.	9,600	463,488
Deere & Co.	7,400	649,424
Eaton Corp.	1,200	99,312
Hardinge, Inc.	8,500	144,925
Ingersoll-Rand Co. Ltd. Class A	3,900	154,128
Manitowoc Co., Inc.	2,200	83,864
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
SPX Corp.	1,300	$ 130,780
Terex Corp. (a)	2,100	123,396
		2,289,114
Marine - 0.4%
Genco Shipping & Trading Ltd.	3,400	167,688
TOTAL INDUSTRIALS		7,172,199
INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 0.3%
Sycamore Networks, Inc. (a)	34,000	114,920
Computers & Peripherals - 9.7%
Apple, Inc. (a)	4,900	663,264
Brocade Communications Systems, Inc. (a)	21,800	150,202
Hewlett-Packard Co.	33,700	1,474,375
International Business Machines Corp.	10,300	1,105,602
NCR Corp. (a)	8,100	173,988
Western Digital Corp. (a)	16,100	425,845
		3,993,276
Electronic Equipment & Instruments - 1.5%
Avnet, Inc. (a)	1,700	60,537
Flextronics International Ltd. (a)	12,400	145,080
Ingram Micro, Inc. Class A (a)	7,400	131,572
Mettler-Toledo International, Inc. (a)	1,000	99,300
Tyco Electronics Ltd.	5,550	187,646
		624,135
Internet Software & Services - 0.3%
Open Text Corp. (a)	4,000	124,159
IT Services - 0.7%
Accenture Ltd. Class A	3,700	128,094
Mastercard, Inc. Class A	700	144,900
		272,994
Office Electronics - 0.2%
Xerox Corp.	5,100	78,540
Semiconductors & Semiconductor Equipment - 1.2%
Brooks Automation, Inc. (a)	11,300	138,877
Lam Research Corp. (a)	3,100	119,009
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Novellus Systems, Inc. (a)	5,000	$ 118,800
Skyworks Solutions, Inc. (a)	11,900	95,795
		472,481
Software - 0.5%
Oracle Corp. (a)	10,400	213,720
TOTAL INFORMATION TECHNOLOGY		5,894,225
MATERIALS - 1.4%
Chemicals - 0.4%
Celanese Corp. Class A	5,200	193,336
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	300	8,577
Smurfit-Stone Container Corp. (a)	11,900	112,931
		121,508
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc. Class B	3,136	279,198
TOTAL MATERIALS		594,042
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	3,100	97,619
UTILITIES - 3.2%
Electric Utilities - 0.4%
Reliant Energy, Inc. (a)	8,200	174,414
Gas Utilities - 0.3%
Energen Corp.	2,200	138,380
Independent Power Producers & Energy Traders - 1.0%
Constellation Energy Group, Inc.	2,300	216,108
NRG Energy, Inc. (a)	4,600	177,514
		393,622
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.5%
CMS Energy Corp.	4,900	$ 76,783
Public Service Enterprise Group, Inc.	5,500	528,000
		604,783
TOTAL UTILITIES		1,311,199
TOTAL COMMON STOCKS (Cost $34,175,057)		40,806,974
Money Market Funds - 0.2%

Fidelity Cash Central Fund, 3.79% (b) (Cost $62,314)	62,314	62,314
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $34,237,371)		40,869,288
NET OTHER ASSETS - 0.3%		131,824
NET ASSETS - 100%		$ 41,001,112
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,184
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $34,278,982. Net unrealized appreciation aggregated $6,590,306, of which $7,360,140 related to appreciated investment securities and $769,834 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax Managed Stock
Fund

January 31, 2008

1.813075.103

TMG-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Diversified Consumer Services - 1.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	14,400	$ 1,148,256
DeVry, Inc.	5,300	292,507
Stewart Enterprises, Inc. Class A	37,700	268,424
		1,709,187
Hotels, Restaurants & Leisure - 4.3%
Bally Technologies, Inc. (a)	12,000	571,680
Denny's Corp. (a)	88,000	298,320
McDonald's Corp.	52,900	2,832,795
Yum! Brands, Inc.	13,500	461,160
		4,163,955
Household Durables - 0.6%
Whirlpool Corp.	6,800	578,748
Internet & Catalog Retail - 1.0%
Orbitz Worldwide, Inc.	66,300	416,364
Priceline.com, Inc. (a)	5,200	564,304
		980,668
Media - 0.3%
The DIRECTV Group, Inc. (a)	11,800	266,444
Specialty Retail - 0.9%
Advance Auto Parts, Inc.	8,000	285,440
Gamestop Corp. Class A (a)	5,500	284,515
TJX Companies, Inc.	8,400	265,104
		835,059
Textiles, Apparel & Luxury Goods - 5.2%
FGX International Ltd.	24,300	245,430
G-III Apparel Group Ltd. (a)	24,800	331,576
NIKE, Inc. Class B	35,200	2,173,952
Phillips-Van Heusen Corp.	7,500	316,050
Polo Ralph Lauren Corp. Class A	9,400	569,546
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	16,600	332,332
VF Corp.	4,500	348,165
Warnaco Group, Inc. (a)	8,800	315,832
Wolverine World Wide, Inc.	14,200	359,402
		4,992,285
TOTAL CONSUMER DISCRETIONARY		13,526,346
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 11.6%
Beverages - 1.8%
Coca-Cola Enterprises, Inc.	25,500	$ 588,285
Molson Coors Brewing Co. Class B	24,800	1,107,816
		1,696,101
Food & Staples Retailing - 3.6%
Kroger Co.	76,700	1,952,015
Nash-Finch Co.	7,900	281,872
Safeway, Inc.	11,500	356,385
SUPERVALU, Inc.	17,700	532,062
Susser Holdings Corp. (a)	12,900	304,440
		3,426,774
Food Products - 1.9%
Del Monte Foods Co.	55,900	501,423
Fresh Del Monte Produce, Inc.	10,500	336,420
TreeHouse Foods, Inc. (a)	24,700	515,489
Tyson Foods, Inc. Class A	35,300	503,025
		1,856,357
Personal Products - 0.2%
Alberto-Culver Co.	9,500	254,505
Tobacco - 4.1%
Altria Group, Inc.	52,100	3,950,222
TOTAL CONSUMER STAPLES		11,183,959
ENERGY - 13.8%
Energy Equipment & Services - 4.2%
Global Industries Ltd. (a)	12,800	226,048
Helmerich & Payne, Inc.	8,000	313,760
Lufkin Industries, Inc.	4,200	222,054
National Oilwell Varco, Inc. (a)	14,000	843,220
Noble Corp.	5,400	236,358
Patterson-UTI Energy, Inc.	24,100	471,878
Rowan Companies, Inc.	6,100	207,644
Superior Energy Services, Inc. (a)	11,200	449,008
Tidewater, Inc.	6,300	333,648
Transocean, Inc. (a)	6,002	735,845
		4,039,463
Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	6,200	363,258
Chevron Corp.	5,400	456,300
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips	43,722	$ 3,511,751
Hess Corp.	28,500	2,588,655
Marathon Oil Corp.	19,000	890,150
Mariner Energy, Inc. (a)	19,200	481,152
Valero Energy Corp.	14,800	876,012
		9,167,278
TOTAL ENERGY		13,206,741
FINANCIALS - 11.4%
Capital Markets - 1.8%
GLG Partners, Inc. (a)(d)	57,500	677,925
Greenhill & Co., Inc.	4,300	290,379
Janus Capital Group, Inc.	17,600	475,376
State Street Corp.	3,000	246,360
		1,690,040
Insurance - 9.0%
ACE Ltd.	8,300	484,222
Allianz AG sponsored ADR	17,900	319,336
Allied World Assurance Co. Holdings Ltd.	6,600	314,358
American Equity Investment Life Holding Co.	28,200	233,214
American International Group, Inc.	51,300	2,829,708
American Safety Insurance Group Ltd. (a)	15,300	290,700
Aspen Insurance Holdings Ltd.	8,400	237,048
Assurant, Inc.	7,700	499,653
Axis Capital Holdings Ltd.	12,000	480,480
Berkshire Hathaway, Inc. Class B (a)	100	455,000
Endurance Specialty Holdings Ltd.	6,600	267,432
Everest Re Group Ltd.	2,300	233,887
Hartford Financial Services Group, Inc.	5,800	468,466
Loews Corp.	10,000	466,900
PartnerRe Ltd.	3,700	293,336
Platinum Underwriters Holdings Ltd.	7,700	259,875
RenaissanceRe Holdings Ltd.	4,200	239,358
W.R. Berkley Corp.	9,200	278,392
		8,651,365
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	17,100	$ 337,212
MFA Mortgage Investments, Inc.	27,300	278,460
		615,672
TOTAL FINANCIALS		10,957,077
HEALTH CARE - 12.3%
Biotechnology - 0.7%
Biogen Idec, Inc. (a)	11,600	707,020
Health Care Equipment & Supplies - 3.1%
ArthroCare Corp. (a)	5,200	208,156
Baxter International, Inc.	19,500	1,184,430
Becton, Dickinson & Co.	5,600	484,568
Covidien Ltd.	11,875	529,981
Exactech, Inc. (a)	15,100	346,847
Mindray Medical International Ltd. sponsored ADR	6,100	208,010
		2,961,992
Health Care Providers & Services - 3.4%
Humana, Inc. (a)	16,000	1,284,800
McKesson Corp.	6,800	426,972
Medco Health Solutions, Inc. (a)	26,200	1,312,096
ResCare, Inc. (a)	10,500	234,885
		3,258,753
Life Sciences Tools & Services - 1.3%
Charles River Laboratories International, Inc. (a)	8,200	509,220
Invitrogen Corp. (a)	3,100	265,577
Thermo Fisher Scientific, Inc. (a)	8,300	427,367
		1,202,164
Pharmaceuticals - 3.8%
Merck & Co., Inc.	69,500	3,216,460
Perrigo Co.	14,200	437,928
		3,654,388
TOTAL HEALTH CARE		11,784,317
INDUSTRIALS - 16.8%
Aerospace & Defense - 6.1%
Alliant Techsystems, Inc. (a)	2,100	222,285
Goodrich Corp.	4,300	268,965
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
L-3 Communications Holdings, Inc.	2,200	$ 243,826
Lockheed Martin Corp.	7,700	830,984
Northrop Grumman Corp.	15,300	1,214,208
Precision Castparts Corp.	2,400	273,120
Raytheon Co.	24,000	1,563,360
The Boeing Co.	14,600	1,214,428
		5,831,176
Airlines - 0.7%
Continental Airlines, Inc. Class B (a)	14,700	399,987
Delta Air Lines, Inc. (a)	16,400	276,012
		675,999
Building Products - 0.3%
Goodman Global, Inc. (a)	11,600	291,276
Commercial Services & Supplies - 1.4%
CBIZ, Inc. (a)	29,200	274,772
FTI Consulting, Inc. (a)	4,100	226,771
R.R. Donnelley & Sons Co.	12,100	422,169
The Geo Group, Inc. (a)	18,900	452,088
		1,375,800
Construction & Engineering - 1.0%
Foster Wheeler Ltd. (a)	7,800	534,066
KBR, Inc. (a)	12,200	385,398
		919,464
Industrial Conglomerates - 1.0%
McDermott International, Inc. (a)	14,200	669,956
Tyco International Ltd.	8,275	325,704
		995,660
Machinery - 5.8%
AGCO Corp. (a)	8,800	529,936
Columbus McKinnon Corp. (NY Shares) (a)	10,000	255,700
Crane Co.	7,800	318,786
Cummins, Inc.	21,800	1,052,504
Deere & Co.	20,000	1,755,200
Eaton Corp.	2,800	231,728
Hardinge, Inc.	19,500	332,475
Ingersoll-Rand Co. Ltd. Class A	8,400	331,968
Manitowoc Co., Inc.	5,000	190,600
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
SPX Corp.	2,900	$ 291,740
Terex Corp. (a)	4,600	270,296
		5,560,933
Marine - 0.4%
Genco Shipping & Trading Ltd.	7,800	384,696
Road & Rail - 0.1%
YRC Worldwide, Inc. (a)	5,300	97,043
TOTAL INDUSTRIALS		16,132,047
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 0.3%
Sycamore Networks, Inc. (a)	77,400	261,612
Computers & Peripherals - 8.6%
Apple, Inc. (a)	11,300	1,529,568
Hewlett-Packard Co.	65,800	2,878,750
International Business Machines Corp.	22,200	2,382,948
NCR Corp. (a)	21,700	466,116
Western Digital Corp. (a)	36,800	973,360
		8,230,742
Electronic Equipment & Instruments - 1.9%
Avnet, Inc. (a)	7,700	274,197
Flextronics International Ltd. (a)	28,500	333,450
Ingram Micro, Inc. Class A (a)	17,000	302,260
Jabil Circuit, Inc.	17,400	230,550
Mettler-Toledo International, Inc. (a)	2,200	218,460
Tyco Electronics Ltd.	12,875	435,304
		1,794,221
Internet Software & Services - 0.3%
Open Text Corp. (a)(d)	10,000	310,398
IT Services - 0.7%
Accenture Ltd. Class A	8,400	290,808
Mastercard, Inc. Class A	1,600	331,200
		622,008
Office Electronics - 0.2%
Xerox Corp.	13,700	210,980
Semiconductors & Semiconductor Equipment - 1.1%
Brooks Automation, Inc. (a)	26,100	320,769
Lam Research Corp. (a)	7,200	276,408
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Novellus Systems, Inc. (a)	11,700	$ 277,992
Skyworks Solutions, Inc. (a)	27,400	220,570
		1,095,739
Software - 0.5%
Oracle Corp. (a)	23,700	487,035
TOTAL INFORMATION TECHNOLOGY		13,012,735
MATERIALS - 2.0%
Chemicals - 0.8%
Celanese Corp. Class A	11,900	442,442
CF Industries Holdings, Inc.	3,000	320,790
		763,232
Containers & Packaging - 0.5%
Smurfit-Stone Container Corp. (a)	52,700	500,123
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc. Class B	7,273	647,515
TOTAL MATERIALS		1,910,870
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	7,200	226,728
UTILITIES - 3.5%
Electric Utilities - 0.4%
Reliant Energy, Inc. (a)	17,900	380,733
Gas Utilities - 0.7%
Energen Corp.	4,800	301,920
Questar Corp.	8,600	437,826
		739,746
Independent Power Producers & Energy Traders - 0.9%
Constellation Energy Group, Inc.	4,800	451,008
NRG Energy, Inc. (a)	10,200	393,618
		844,626
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.5%
CMS Energy Corp.	10,800	$ 169,236
Public Service Enterprise Group, Inc.	13,000	1,248,000
		1,417,236
TOTAL UTILITIES		3,382,341
TOTAL COMMON STOCKS (Cost $81,567,057)		95,323,161
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 3.79% (b)	418,167	418,167
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	729,525	729,525
TOTAL MONEY MARKET FUNDS (Cost $1,147,692)		1,147,692
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $82,714,749)		96,470,853
NET OTHER ASSETS - (0.5)%		(454,075)
NET ASSETS - 100%		$ 96,016,778
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,891
Fidelity Securities Lending Cash Central Fund	8,982
Total	$ 22,873
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $82,762,000. Net unrealized appreciation aggregated $13,708,853, of which $16,375,445 related to appreciated investment securities and $2,666,592 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 31, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 31, 2008